Other equity instruments - Additional information (Details) £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£)
US dollar notes, nominal
Other equity instruments
Issuance cost	£ 1
Maximum
Other equity instruments
Common Equity Tier 1 ratio	7.00%